Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2017 Quarters				2016 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,815	$15,280	$15,062	$15,680	$13,357	$14,874	$14,354	$14,659
Gross margin	3,738	4,180	4,019	3,947	3,703	4,133	4,012	3,936
Net income attributable to common shareowners	1,386	1,439	1,330	397	1,183	1,379	1,480	1,013
Earnings per share of Common Stock:
Basic - net income	$1.75	$1.83	$1.69	$0.50	$1.43	$1.67	$1.80	$1.26
Diluted - net income	$1.73	$1.80	$1.67	$0.50	$1.42	$1.65	$1.78	$1.25
COMPARATIVE STOCK DATA (UNAUDITED)

	2017			2016
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$113.68	$108.18	$0.66	$100.25	$84.66	$0.64
Second quarter	$122.50	$111.93	$0.66	$105.89	$97.21	$0.66
Third quarter	$123.71	$109.55	$0.70	$109.69	$100.10	$0.66
Fourth quarter	$128.12	$116.38	$0.70	$110.98	$98.67	$0.66